CONTENTS

Shareholder Letter ........................................    1
Performance Summaries
 Class I ..................................................    4
 Class II .................................................    7
 Advisor Class ............................................    9
Financial Highlights ......................................   11
Statement of Investments ..................................   14
Financial Statements ......................................   17
Notes to
Financial Statements ......................................   20
Report of
Independent Accountants....................................   23
Tax Designation ...........................................   24

SHAREHOLDER LETTER

Your Fund's Objective: The Franklin Gold Fund seeks capital appreciation with current income, by investing primarily in securities of companies engaged in mining, processing or dealing in gold or other precious metals.

Dear Shareholder:

This is the 29th annual report of the Franklin Gold Fund and covers the fiscal year ended July 31, 1997.

During the reporting period, rising equity markets, low inflation, and sales of gold by central banks adversely affected gold prices, despite strong supply and demand fundamentals. Aggressive short-selling and options-selling also contributed to this situation. In July, the price of gold fell to 12-year lows as investors discovered that Australia, the third largest gold-producing country, had sold nearly two-thirds of its reserves over the previous few months. During the reporting period, the price of an ounce of gold bullion declined from about $385 at the beginning of the period to less than $325 on July 31, 1997. Within this environment, the fund's Class I shares produced a one-year cumulative total return of -16.45%, as discussed in the Performance Summary on page 4. Most other gold funds also reflected the recent weakness in gold prices, and Lipper Analytical Services, Inc. ranked the Franklin Gold Fund #6 out of 46 gold funds for the one-year period ended July 31, 1997.1 This placed the fund in the top 13% of all gold funds for this period.


1. The fund was also ranked #14 out of 27 for the five-year and #5 out of 18 for the ten-year periods ended July 31, 1997. Lipper Analytical Services, Inc. is a nationally recognized mutual fund research organization. Lipper rankings do not include sales charges, and past expense reductions by the fund's manager increased the fund's total returns. Rankings may have been different if these factors had been considered. Past performance cannot guarantee future results.

GRAPHIC MATERIAL 1 OMITTED - SEE APPENDIX AT END OF DOCUMENT

During the 12 months under review, we initiated a position in Dayton Mining Corp., a small, low-cost producer with excellent potential for expanding their reserves and strong production growth. We also purchased shares in Euro-Nevada Mining Corp. and Franco-Nevada Mining Corp. These two diversified holding companies supply capital for mining companies with healthy reserve and production levels. We sold shares of Echo Bay Mines Ltd. and Battle Mountain Gold Co. for a profit. Both companies are maturing North American gold producers which, in our opinion, had limited short-term growth potential. And we scaled back our exposure to the more volatile companies which focus solely on searching for gold rather than producing it.

Looking forward, we will seek companies with large gold reserves, strong production profiles, low operating costs, quality management, and the potential to perform well over time, despite depressed gold prices. In the near term, strong equity markets, a limited inflationary environment, continued bearish short-selling, and pressures from central bank sales may prevent a rally in gold prices. Longer term, though, strong supply and demand fundamentals could have greater influence on the price of gold, and we remain optimistic about the prospects for gold and the Franklin Gold Fund.

We believe the fund continues to have a useful place in a diversified investment portfolio as potential protection against economic uncertainty and inflation. As discussed in the prospectus, however, it is subject to special risks, including those related to fluctuations in the price of gold and other precious metals, and the currency fluctuation and political uncertainty associated with foreign investing and developing markets.

This discussion reflects the strategies we employed for the fund during the fiscal year, and includes our opinions as of the close of the period. Since economic and market conditions are constantly changing, our strategies and our evaluations, conclusions and decisions regarding portfolio holdings may change as new circumstances arise. Although past performance of a specific investment or sector cannot guarantee future performance, such information can be useful in analyzing securities we purchase or sell for the fund.

We appreciate your participation in the Franklin Gold Fund and welcome any comments or suggestions you may have.

Sincerely,

R. Martin Wiskemann
Suzanne Willoughby Killea
Portfolio Managers
Franklin Gold Fund

Top-10 Holdings
Based on Total Net Assets

7/31/97

Company                                         % of Total
COUNTRY                                         Net Assets

Newmont Mining Corp.                               14.2%
U.S.
Barrick Gold Corp.                                  9.3%
CANADA
De Beers
Centenary AG, ADR                                   6.4%
SOUTH AFRICA
Placer Dome, Inc.                                   5.1%
CANADA
Rustenberg Platinum
Holdings, Ltd., ADR                                 4.6%
SOUTH AFRICA
Franco-Nevada
Mining Corp.                                        3.5%
CANADA
Freeport-McMoRan
Copper & Gold, Inc.                                 2.7%
U.S.
Euro-Nevada
Mining Corp.                                        2.5%
CANADA
Teck Corp., Class B                                 2.4%
CANADA
Ashanti Goldfields
Co. Ltd., 144A, GDR                                 2.4%
GHANA

For a complete list of portfolio holdings, please see page 14 of this report. PERFORMANCE SUMMARY

CLASS I

Franklin Gold Fund - Class I reported a cumulative total return of -16.45% for the one-year period ended July 31, 1997. Cumulative total return measures the change in value of an investment, assuming reinvestment of dividends and capital gains, and does not include the initial sales charge.

As measured by net asset value, the price of the fund's Class I shares decreased $3.21, from $14.65 on July 31, 1996, to $11.44 on July 31, 1997. During the
reporting period, shareholders received income distributions totaling 8.9 cents ($0.089) per share. Of course, distributions will vary depending on income earned by the fund and any profits realized from the sale of securities in the fund's portfolio.

The graph on page 6 compares the performance of Franklin Gold Fund - Class I, over the past 10 years, with the performance of the Standard & Poor's 500(R) Stock Index. Please note that this index differs from the fund since it does not emphasize gold stocks, and on July 31, 1997, contained only 0.31% gold stocks. Of course, an unmanaged index has an inherent performance differential over any fund. It does not pay management fees to cover salaries of securities analysts or portfolio managers, or pay commissions or market spreads to buy and sell securities. Unlike indices, mutual funds are never fully invested because of the need to have cash on hand to redeem shares or pay for upcoming investments. In addition, the fund's performance includes the maximum initial sales charge, all fund expenses, and account fees. If the fund's costs had been applied to the index, its performance would have been lower. Please remember that an index is simply a measure of performance and cannot be invested in directly.

GRAPHIC MATERIAL 2 OMITTED - SEE APPENDIX AT END OF DOCUMENT

Franklin Gold Fund
Class I

Periods ended 7/31/97                                                    Since
                                          One-       Five-      Ten-   Inception
                                          Year       Year       Year   (5/19/69)
Cumulative Total Return1                 -16.45%    17.18%     -2.87%   237.35%
Average Annual Total Return2             -20.21%     2.28%     -0.75%    4.24%
Value of $10,000 Investment3             $7,979     $11,192    $9,278   $32,216
                              7/31/93    7/31/94  7/31/95    7/31/96    7/31/97
One-Year Total Return4         38.56%     -3.52%    3.14%      1.65%    -16.45%

1. Cumulative total returns represent the change in value of an investment over the periods indicated and do not include the sales charge.
2. Average annual total returns represent the average annual change in value of an investment over the periods indicated and include the maximum 4.5% initial sales charge. See Note below.
3. These figures represent the value of a hypothetical $10,000 investment in the fund over the periods indicated and include the sales charge.
4. One-year total returns represent the change in value of an investment over the one-year periods ended on the specified dates and do not include the sales charge.
Note: Prior to July 1, 1994, Class I shares were offered at a lower initial sales charge with dividends reinvested at the offering price. Thus, actual total returns would differ. Effective May 1, 1994, the fund eliminated the sales charge on reinvested dividends and implemented a plan of distribution under Rule 12b-1, which affects subsequent performance.
All total return figures assume reinvestment of dividends and capital gains at net asset value. Past expense reductions by the fund's manager increased the fund's total returns. Investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.

CLASS II

Franklin Gold Fund - Class II provided a cumulative total return of -17.12% for the one-year period ended July 31, 1997. Cumulative total return measures the change in value of an investment, assuming reinvestment of dividends and capital gains, and does not include sales charges.

As measured by net asset value, the price of the fund's Class II shares decreased $3.23, from $14.60 on July 31, 1996, to $11.37 on July 31, 1997.
During the reporting period, shareholders received income distributions of 1.9 cents ($0.019) per share. Of course, distributions will vary depending on income earned by the fund and any profits realized from the sale of securities in the portfolio.

The graph on page 8 compares the performance of Franklin Gold Fund - Class II, since inception, with the performance of the Standard & Poor's 500(R) Stock Index. Please note that this index differs from the fund since it does not emphasize gold stocks, and on July 31, 1997, contained only 0.31% gold stocks. Of course, an unmanaged index has an inherent performance differential over any fund. It does not pay management fees to cover salaries of securities analysts or portfolio managers, or pay commissions or market spreads to buy or sell securities. Unlike indices, mutual funds are never fully invested because of the need to have cash on hand to redeem shares or pay for upcoming investments. In addition, the fund's performance includes the sales charges, all fund expenses, and account fees. If the fund's costs had been applied to the index, its performance would have been lower. Please remember that an index is simply a measure of performance and cannot be invested in directly.

GRAPHIC MATERIAL 3 OMITTED - SEE APPENDIX AT END OF DOCUMENT

Franklin Gold Fund

Class II
Periods ended July 31, 1997
                                                         Since
                                               One-    Inception
                                               Year    (5/1/95)
Cumulative Total Return1                      -17.12%   -15.24%
Average Annual Total Return2                  -18.74%    -7.49%
Value of $10,000 Investment3                  $8,126    $8,392

1. Cumulative total returns represent the change in value of an investment over the periods indicated and do not include sales charges.
2. Average annual total returns represent the average annual change in value of an investment over the periods indicated and include the 1.00% initial sales charge and 1.00% contingent deferred sales charge, applicable to shares redeemed within the first 18 months of purchase.
3. These figures represent the value of a hypothetical $10,000 investment in the fund over the periods indicated and include sales charges.
All total return figures assume reinvestment of dividends and capital gains at net asset value. Investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.

ADVISOR CLASS

Franklin Gold Fund - Advisor Class reported an aggregate total return of -12.24%, from the shares' inception on January 2, 1997, through the period ended July 31, 1997. Aggregate total return measures the change in value of an investment, assuming reinvestment of dividends and capital gains, if any.

As measured by net asset value, the price of the fund's shares decreased $1.69, from $13.12 on January 2, 1997, to $11.43 on July 31, 1997. During the reporting period, shareholders received distributions of 9.09 cents ($0.0909) per share in dividend income. Of course, distributions will vary depending on income earned by the fund, as well as any profits realized from the sale of securities in the portfolio.

The graph on page 10 compares the performance of Franklin Gold Fund - Advisor Class, since inception, with the performance of the Standard & Poor's 500(R) Stock Index. Please note that this index differs from the fund since it does not emphasize gold stocks, and on July 31, 1997, contained only 0.31% gold stocks. Of course, an unmanaged index has an inherent performance differential over any fund. It does not pay management fees to cover salaries of securities analysts or portfolio managers, or pay commissions or market spreads to buy or sell securities. Unlike indices, mutual funds are never fully invested because of the need to have cash on hand to redeem shares or pay for upcoming investments. In addition, the fund's performance includes all fund expenses, and account fees. If the fund's costs had been applied to the index, its performance would have been lower. Please remember that an index is simply a measure of performance and cannot be invested in directly.

GRAPHIC MATERIAL 4 OMITTED - SEE APPENDIX AT END OF DOCUMENT

Franklin Gold Fund

Advisor Class
Period ended 7/31/97
                                                         Since
                                                       Inception
                                                       (1/2/97)
Aggregate Total Return1                                 -12.24%
Value of $10,000 Investment2                           $8,776.00

1. Aggregate total return represents the change in value of an investment over the period indicated. Since the shares have existed for less than one year, average annual total returns are not provided.

2. This figure represents the value of a hypothetical $10,000 investment in the fund over the period indicated. All total return figures assume reinvestment of dividends and capital gains, if any. Investment return and principal value will fluctuate with market conditions, and you may have a gain or less when you sell your shares.


Past performance is not predictive of future results.

FRANKLIN GOLD FUND
Financial Highlights


                                                                               Class I
                                                                         Year Ended July 31,
                                                            1997       1996      1995      1994      1993
Per Share Operating Performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ....................      $14.65     $15.07    $14.88    $15.63    $11.50
Income from investment operations:
 Net investment income ................................         .07        .21       .18       .19       .21
 Net realized and unrealized gains (losses) ...........       (2.37)       .01       .27      (.75)     4.15
Total from investment operations ......................       (2.30)       .22       .45      (.56)     4.36
Less distributions:
 Dividends from net investment income .................        (.09)      (.13)     (.20)     (.19)     (.23)
 In excess of net investment income ...................         --         --       (.06)      --        --
 Distributions from net realized gains ................        (.82)      (.51)      --        --        --
Total distributions ...................................        (.91)      (.64)     (.26)     (.19)     (.23)
Net asset value, end of year ..........................      $11.44     $14.65    $15.07    $14.88    $15.63

Total return* .........................................      (16.45)%     1.65%     3.14%    (3.52)%   38.56%
Ratios/Supplemental Data:
Net assets, end of year (000's) .......................    $291,544   $364,032  $391,966  $418,698  $394,704
Ratios to average net assets:
 Expenses .............................................        1.05%       .95%      .95%      .81%      .62%
 Expenses excluding waiver and payments by affiliate ..        1.05%       .95%      .95%      .81%      .75%
 Net investment income ................................         .55%       .99%     1.20%     1.30%     1.89%
Portfolio turnover rate ...............................       16.05%     28.74%     6.36%     1.46%     1.62%
Average commission rate paid** ........................        $.0156     $.0308     --        --        --


*Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized. Prior to May 1, 1994, dividends from net investment income were reinvested at the offering price.

**Relates to purchases and sales of equity securities. Prior to fiscal year end 1996 disclosure of average commission rate was not required.

                                                          Class II
                                                     Year Ended July 31,
                                                  1997     1996     1995+****
Per Share Operating Performance
(for a share outstanding throughout the year)
Net asset value, beginning of year .............   $14.61   $15.05   $15.02
Income from investment operations:
 Net investment income (loss)...................     (.02)     .12      .12
 Net realized and unrealized gains (losses) ....    (2.38)    (.02)     .09
Total from investment operations ...............    (2.40)     .10      .21
Less distributions:
 Dividends from net investment income ..........     (.02)    (.03)    (.12)
 In excess of net investment income ............      --       --      (.06)
 Distributions from net realized gains .........     (.82)    (.51)      --
Total distributions ............................     (.84)    (.54)    (.18)
Net asset value, end of year ...................   $11.37   $14.61   $15.05

Total return* ..................................   (17.18)%    .81%    1.45%
Ratios/Supplemental Data:
Net assets, end of year (000's) ................  $20,783  $12,977   $3,104
Ratios to average net assets:
 Expenses ......................................     1.83%    1.74%    1.73%**
 Net investment income (loss) ..................     (.16)%    .16%     .33%**
Portfolio turnover rate ........................    16.05%   28.74%    6.36%
Average commission rate paid*** ................     $.0156   $.0308    --

*Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized.
**Annualized
***Relates to purchases and sales of equity securities. Prior to fiscal year end 1996 disclosure of average commission rate was not required.
****For the period May 1, 1995 (effective date) to July 31, 1995.
+Per share amounts have been calculated using the daily average shares outstanding during the period.

                                          Advisor Class
                                              1997****
Per Share Operating Performance
(for a share outstanding throughout the period)
Net asset value, beginning of period ...       $13.12
Income from investment operations:
 Net investment income .................          .07
 Net realized and unrealized loss ......        (1.67)
Total from investment operations .......        (1.60)
Less distributions:
 Dividends from net investment income ..         (.09)
Net asset value, end of period .........       $11.43

Total return* ..........................       (12.24)%
Ratios/Supplemental Data:
Net assets, end of period (000's) ......       $3,211
Ratios to average net assets:
 Expenses ..............................          .83%**
 Net investment income..................          .80%**
Portfolio turnover rate ................        16.05%
Average commission rate paid*** ........         $.0156

*Total return is not annualized.
**Annualized
***Relates to purchases and sales of equity securities.
****For the period January 2, 1997 (effective date) to July 31, 1997.

See notes to financial statements.

FRANKLIN GOLD FUND
Statement of Investments, July 31, 1997





                                                                                  SHARES/
                                                                    COUNTRY      WARRANTS          VALUE
Common Stocks and Warrants 90.9%
 Gold & Diversified Resources 9.9%
 Freeport-McMoRan Copper & Gold, Inc., Class A ................  United States    308,011      $ 8,393,300
 Freeport-McMoRan Copper & Gold, Inc., Class B ................  United States    131,000        3,831,750
 Orogen Minerals, Ltd..........................................    Australia      720,000        2,124,859
 Orogen Minerals, Ltd., ADR, 144A..............................    Australia       54,000        1,593,643
 Rio Tinto, Plc. .............................................. United Kingdom    468,401        7,597,624
 Teck Corp., Class B ..........................................     Canada        382,100        7,672,968
                                                                                             -------------
                                                                                                31,214,144
                                                                                             -------------
 Long Life Gold Mines 44.5%
 Ashanti Goldfields Co., Ltd., Sponsored GDR, 144A ............     Africa        676,868        7,614,765
aAvgold, Ltd. .................................................  South Africa     802,872          713,819
 Barrick Gold Corp. ...........................................     Canada      1,282,249       29,251,305
 Compania de Minas Buenaventura, SA, 144A .....................      Peru         100,592          903,832
 Compania de Minas Buenaventura, SA, Class C, 144A ............      Peru         301,387        2,462,850
 ......Compania de Minas Buenaventura, SA, Sponsored ADR, 144A       Peru         224,500        4,069,063
 Driefontein Consolidated, Ltd., Sponsored ADR ................  South Africa     580,000        4,096,250
 Free State Consolidated Gold Mines, Ltd., ADR ................  South Africa     433,401        2,167,005
aGetchell Gold Corp. ..........................................  United States     85,500        2,853,563
aHarmony Gold Mining Co., Ltd. ................................  South Africa     273,000        1,302,396
 Homestake Mining Co. .........................................  United States    431,117        5,954,804
 Kloof Gold Mining Co., Ltd., Sponsored ADR ...................  South Africa     268,600        1,359,788
aLihir Gold, Ltd. .............................................    Australia    1,049,600        1,494,031
 Newmont Gold Co. .............................................  United States    255,000       10,773,750
 Newmont Mining Corp. .........................................  United States    826,370       34,087,763
 Placer Dome, Inc. ............................................     Canada        938,820       15,959,940
 Southvaal Holdings, Ltd. .....................................  South Africa     144,400        3,240,898
aTVX Gold, Inc. ...............................................     Canada        997,000        4,581,337
 Vaal Reefs Exploration & Mining Co., Ltd., ADR ...............  South Africa   1,175,000        6,021,875
 Western Areas Gold Mining Co., Ltd. ..........................  South Africa     230,008        1,516,262
aWestern Areas Gold Mining, Co., Ltd., ADR ....................  South Africa      23,523          155,068
                                                                                             -------------
                                                                                               140,580,364
                                                                                             -------------
 Medium Life Gold Mines 14.2%
aAcacia Resources, Ltd. .......................................    Australia    4,122,000        4,454,290
 Battle Mountain Canada, Inc. .................................     Canada        583,600        3,294,073
 Beatrix Mines, Ltd. ..........................................  South Africa     475,000        2,678,087
aBema Gold Corp. ..............................................     Canada        224,000        1,369,708
aCampbell Resources, Inc., warrants ...........................     Canada        722,000          124,112
aCanyon Resources Corp. .......................................  United States    678,000        1,525,500
aDayton Mining Corp. ..........................................     Canada        501,800        1,634,055
 East Rand Gold and Uranium Co., Ltd., ADR ....................  South Africa     197,500          263,821
aGeomaque Explorations, Ltd. ..................................     Canada        754,800        1,747,854
 Great Central Mines, Ltd. ....................................    Australia      648,400        1,328,857
aGreenstone Resources, Ltd. ...................................     Canada        568,900        5,351,834
aLeo Shield Exploration, NL ...................................    Australia    2,619,730          331,901
 Newcrest Mining, Ltd. ........................................    Australia      865,050        1,772,868
aNiugini Mining, Ltd. .........................................    Australia      133,750          234,242
 Medium Life Gold Mines (cont.)
aNiugini Mining, Ltd., Sponsored ADR ..........................    Australia      610,000      $ 1,068,293
 Normandy Mining, Ltd. ........................................    Australia    3,704,336        4,279,022
aPangea Goldfields, Inc. ......................................     Canada        346,300          839,500
 Plutonic Resources, Ltd. .....................................    Australia    1,874,100        5,558,765
aRandgold & Exploration Co., Ltd. .............................  South Africa     150,000          520,438
 Sons of Gwalia, Ltd. .........................................    Australia    1,575,500        5,753,300
aWilliam Resources, Inc., Legend Shares .......................     Canada        229,400          268,925
aWilliams Resources, Inc. .....................................     Canada        485,333          568,955
                                                                                             -------------
                                                                                                44,968,400
                                                                                             -------------
 Mining Finance Companies 14.1%
 Anglo American Corp. of South Africa, Ltd., ADR ..............  South Africa      65,000        3,688,750
 De Beers Centenary, AG, ADR ..................................  South Africa     559,200       20,131,200
 Euro-Nevada Mining Corp. .....................................     Canada        257,100        8,037,282
 Euro-Nevada Mining Corp., Legend Shares, 144A ................     Canada         45,000        1,406,759
 Franco-Nevada Mining Corp., Ltd. .............................     Canada        234,100       10,994,348
 Franco-Nevada Mining Corp., Ltd., Legend Shares, 144A ........     Canada          7,500          352,232
                                                                                             -------------
                                                                                                44,610,571
                                                                                             -------------
 Platinum 7.2%
 Impala Platinum Holdings, Ltd., ADR ..........................  South Africa     267,800        2,932,651
aRustenburg Platinum Holdings, Ltd., ADR ......................  South Africa     840,138       14,574,630
aStillwater Mining Co., 144A ..................................  United States    266,700        5,200,650
                                                                                             -------------
                                                                                                22,707,931
                                                                                             -------------
 Gold Exploration 1.0%
aEquinox Resources, NL ........................................    Australia    3,470,000          853,387
aHelix Resources, NL ..........................................    Australia    1,590,000          888,712
aRandgold Resources, Ltd., GDR, 144A ..........................     Africa         90,000        1,282,500
                                                                                             -------------
                                                                                                 3,024,599
                                                                                             -------------
 Total Common Stocks and Warrants (Cost $280,764,509)                                          287,106,009
                                                                                             -------------



                                                                                 PRINCIPAL
                                                                                  AMOUNT*
 Convertible Bonds 1.2%
 Dayton Mining Corp., cvt. sub. deb., 144A, 7.00%, 4/01/02 ....     Canada    $ 2,700,000        2,403,000
 Randgold & Exploration Co., Ltd.,
 cvt. sub. notes, 144A, 7.00%, 9/30/01 ........................  South Africa     980,000          862,400
 William Resources, Inc., cvt. sub. deb., 8.00%, 1/23/02 ......     Canada        700,000 CAD      415,369
                                                                                             -------------
 Total Convertible Bonds (Cost $4,204,089)                                                       3,680,769
                                                                                             -------------

bRepurchase Agreement 7.1%
 Joint Repurchase Agreement, 5.753%,
 08/01/97 (Maturity Value $22,323,747)
 (Cost $22,320,181) ...........................................  United States  $22,320,181
   Aubrey G. Lanston & Co., Inc.
   Bear, Stearns & Co., Inc.
   Chase Securities, Inc.
   CIBC Wood Gundy Securities Corp.
   Daiwa Securities America, Inc.
   Donaldson, Lufkin & Jenrette Securities Corp.
   Dresdner Kleinwort Benson North America, L.L.C.
   Fuji Securities, Inc.
   Greenwich Capital Markets, Inc.
   SBC Warburg, Inc.
   The Nikko Securities Co. International, Inc.
   UBS Securities L.L.C.
 Collateralized by U.S. Treasury Bills & Notes ................                               $ 22,320,181
                                                                                             -------------
 Total Investments (Cost $307,288,779) 99.2% ..................                                313,106,959
 Other Assets, less Liabilities .8%............................                                  2,431,820
                                                                                             -------------
 Net Assets 100.0% ............................................                               $315,538,779
                                                                                             -------------

CURRENCYABBREVIATIONS:
CAD - Canadian dollar

*Securities traded in U.S. dollars unless otherwise indicated.
aNon-income producing.
bInvestment is through participation in a joint account with other funds managed by the investment advisor. At July 31, 1997, all repurchase agreements held by the Fund had been entered into on that date.

See notes to financial statements.

FRANKLIN GOLD FUND
Financial Statements

Statement of Assets and Liabilities
July 31, 1997


Assets:
 Investments in securities, at value (cost $307,288,779) ...................................  $313,106,959
 Cash ......................................................................................     2,091,710
 Receivables:
  Capital shares sold ......................................................................       817,786
  Dividends and interest ...................................................................       533,098
  From affiliates ..........................................................................        12,744
                                                                                             -------------
      Total assets .........................................................................   316,562,297
                                                                                             -------------
Liabilities:
 Payables:
  Investment securities purchased ..........................................................       111,637
  Capital shares redeemed ..................................................................       193,536
  To affiliates ............................................................................       282,627
  To shareholders ..........................................................................       370,534
 Other liabilities .........................................................................        65,184
                                                                                             -------------
      Total liabilities ....................................................................     1,023,518
                                                                                             -------------
       Net assets, at value ................................................................  $315,538,779
                                                                                             =============
Net assets consist of:
 Undistributed net investment income .......................................................     $ 142,947
 Net unrealized appreciation ...............................................................     5,818,166
 Accumulated net realized loss .............................................................   (8,983,411)
 Capital shares ............................................................................   318,561,077
                                                                                             -------------
      Net assets, at value .................................................................  $315,538,779
                                                                                             =============
Class I:
 Net asset value per share ($291,544,305 / 25,485,921 shares outstanding)* .................        $11.44
                                                                                             =============
 Maximum offering price per share ($11.44 / 95.5%) .........................................        $11.98
                                                                                             =============
Class II:
 Net asset value per share ($20,782,989 / 1,827,083 shares outstanding)* ...................        $11.37
                                                                                             =============
 Maximum offering price per share ($11.37 / 99%) ...........................................        $11.48
                                                                                             =============
Advisor class:
 Net asset value and offering price per share ($3,211,485 / 280,883 shares outstanding) ....        $11.43
                                                                                             =============


*Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See notes to financial statements.


Statement of Operations
for the year ended July 31, 1997


Investment income:
(net of foreign taxes and fees of $312,796)

 Dividends ..................................................................   $ 4,319,719
 Interest ...................................................................     1,345,290
                                                                              -------------
      Total investment income ...............................................                 $ 5,665,009
Expenses:
 Management fees (Note 5) ...................................................     1,822,259
 Distribution fees (Note 5)
  Class I ...................................................................       741,295
  Class II ..................................................................       173,568
 Transfer agent fees (Note 5) ...............................................       624,805
 Custodian fees .............................................................       130,056
 Reports to shareholders ....................................................       211,385
 Registration and filing fees ...............................................        60,455
 Professional fees ..........................................................        34,560
 Directors' fees and expenses ...............................................        17,045
 Other ......................................................................        21,695
                                                                              -------------
      Total expenses ........................................................                   3,837,123
                                                                                            -------------
       Net investment income ................................................                   1,827,886
                                                                                            -------------
Realized and unrealized losses:
 Net realized loss from:
  Investments ...............................................................    (8,934,661)
  Foreign currency transactions .............................................       (41,037)
                                                                              -------------
 Net realized loss ..........................................................                  (8,975,698)
 Net unrealized depreciation on:
  Investments ...............................................................   (52,315,461)
  Translation of assets and liabilities denominated in foreign currencies ...          (282)
                                                                              -------------
 Net unrealized depreciation ................................................                 (52,315,743)
                                                                                            -------------
Net realized and unrealized loss ............................................                 (61,291,441)
                                                                                            -------------
Net decrease in net assets resulting from operations ........................                $(59,463,555)
                                                                                            =============

                                            See notes to financial statements.




Statements of Changes in Net Assets
for the years ended July 31, 1997 and 1996

                                                                                   1997           1996
Increase (decrease) in net assets:
 Operations:
  Net investment income .....................................................   $ 1,827,886   $ 3,861,666
  Net realized gain (loss) from investments and foreign currency transactions    (8,975,698)   41,757,308
  Net unrealized depreciation on investments and translation of assets and
 liabilities denominated in foreign currencies ..............................   (52,315,743)  (38,799,755)
                                                                               ---------------------------
      Net increase (decrease) in net assets resulting from operations .......   (59,463,555)    6,819,219
 Distributions to shareholders from:
  Net investment income:
   Class I ..................................................................    (2,234,184)   (3,188,716)
   Class II .................................................................       (21,024)      (18,297)
   Advisor Class ............................................................       (14,937)           --
  Net realized gains:
   Class I ..................................................................   (20,163,382)  (12,724,819)
   Class II .................................................................      (911,251)     (144,240)
 Capital share transactions (Note 2)
  Class I ...................................................................     5,704,541   (19,517,482)
  Class II ..................................................................    12,219,430    10,713,247
  Advisor Class .............................................................     3,414,037            --
                                                                               ---------------------------
      Net decrease in net assets ............................................   (61,470,325)  (18,061,088)
Net assets:
 Beginning of year ..........................................................   377,009,104   395,070,192
                                                                               ---------------------------
 End of year ................................................................  $315,538,779  $377,009,104
                                                                               ===========================
Undistributed net investment income
 (accumulated distributions in excess of net investment
 income) included in net assets:
  Beginning of year .........................................................     $ 584,768 $  (1,149,902)
                                                                               ===========================
  End of year ...............................................................     $ 142,947     $ 584,768
                                                                               ===========================

                                            See notes to financial statements.

FRANKLIN GOLD FUND
Notes to Financial Statements


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Gold Fund (the Fund) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company. The Fund seeks capital appreciation.

The following summarizes the Fund's significant accounting policies.

a. Security Valuation:

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Directors.

b. Income Taxes:

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and distribute substantially all of its taxable income.

c. Security Transactions, Investment Income, Expenses and Distributions:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

d. Foreign Currency Translation:

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign currency denominated assets and liabilities other than investments in securities held at the end of the reporting period.

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (cont.)

e. Accounting Estimates:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2. CAPITAL STOCK

The Fund offers three classes of shares: Class I, Class II and Advisor Class. The shares have the same rights except for their initial sales load, distribution fees, voting rights on matters affecting a single class and the exchange privilege of each class.

At July 31, 1997, there were 100 million shares authorized ($0.10 par value), of which 45 million shares each were designated as Class I and Class II, and 10 million shares were designated as Advisor Class. Transactions in the Fund's shares were as follows:


                                                                      Year Ended July 31,
                                                  --------------------------------------------------------
                                                              1997                           1996
                                                  --------------------------------------------------------
Class I Shares:                                       Shares       Amount           Shares       Amount
----------------------------------------------------------------------------------------------------------
Shares sold ...................................... 37,310,473  $487,562,871      25,634,973  $399,883,240
Shares issued in reinvestment of distributions ...  1,410,265    18,492,485         923,993    13,015,891
Shares redeemed ..................................(38,082,550) (500,350,815)    (27,721,440) (432,416,613)
                                                  --------------------------------------------------------
Net increase (decrease) ..........................    638,188   $ 5,704,541      (1,162,474)$ (19,517,482)
                                                  ========================================================
Class II Shares:                                      Shares       Amount           Shares       Amount
Shares sold ......................................  1,412,506  $ 18,343,389         907,471  $ 14,300,321
Shares issued in reinvestment of distributions ...     56,807       744,729          10,276       144,486
Shares redeemed ..................................   (530,783)   (6,868,688)       (235,465)   (3,731,560)
                                                  --------------------------------------------------------
Net increase .....................................    938,530  $ 12,219,430         682,282  $ 10,713,247
                                                  ========================================================

                                                   Period Ended July 31, 1997*
                                                  ----------------------------
Advisor Class Shares:                                 Shares       Amount
------------------------------------------------------------------------------
Shares sold ......................................    429,697   $ 5,074,980
Shares issued in reinvestment of distributions ...      1,042        12,789
Shares redeemed ..................................   (149,856)   (1,673,732)
                                                   ---------------------------
Net increase .....................................    280,883   $ 3,414,037
                                                   ===========================
*Effective date of Advisor Class shares was January 2, 1997.

3. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the year ended July 31, 1997 aggregated $52,974,751 and $57,287,946, respectively.

4. INCOME TAXES

At July 31, 1997, the Fund had tax basis capital losses of $6,513,315 which may be carried over to offset future capital gains. Such losses expire in 2005.

At July 31, 1997, the Fund has deferred capital losses occurring subsequent to October 31, 1996 of $2,470,096. For tax purposes, such losses will be reflected in the year ending July 31, 1998.

At July 31, 1997, the net unrealized appreciation (depreciation) based on the cost of investments for income tax purposes of $307,288,779 was as follows:

        Unrealized appreciation ........  $74,469,363
        Unrealized depreciation ........  (68,651,183)
                                          ------------
        Net unrealized appreciation ....  $ 5,818,180
                                          ============

Net investment income and net realized capital gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions.


5. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Certain officers and directors of the Fund are also officers and/or directors of Franklin Advisers Inc. (Advisers), Franklin/ Templeton Distributors, Inc. (Distributors), Franklin Templeton Services, Inc. (FT Services) and Franklin/Templeton Investor Services, Inc. (Investor Services), the Fund's investment manager, principal underwriter, administrative manager and transfer agent, respectively.

The Fund pays an investment management fee to Advisers based on the average net assets of the Fund as follows:

       Annualized
        Fee Rate  Month-End Net Assets
       -------------------------------
         0.625%   First $100 million
         0.50%    Over $100 million, up to and including $250 million
         0.45%    Over $250 million

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

The Fund reimburses Distributors up to 0.25% and 1.00% per year of the average daily net assets of Class I and Class II, respectively, for costs incurred in marketing the Fund's shares.

Distributors paid net commissions on sales of Fund shares, and received contingent deferred sales charges for the year of $203,967 and $24,272, respectively.



FRANKLIN GOLD FUND
Report of Independent Accountants


To the Shareholders and Board of Directors of the Franklin Gold Fund:

We have audited the accompanying statement of assets and liabilities of the Franklin Gold Fund (the Fund), including the statement of investments, as of July 31, 1997, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of July 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods presented, in conformity with generally accepted accounting principles.

COOPERS & LYBRAND L.L.P.

San Francisco, California

September 2, 1997



FRANKLIN GOLD FUND
Tax Designation

Under Section 854(b)(2) of the Internal Revenue Code, the fund hereby designates 38.95% of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended July 31, 1997.

At July 31, 1997, more than 50% of the Franklin Gold Fund's total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from dividends paid to the fund on these investments. As in prior years, the Fund intends to make an election under Section 853 of the Internal Revenue Code. This election will allow shareholders to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them.

In January 1998, shareholders will receive Form 1099-DIV which will include his/her share of taxes withheld and foreign source income distributed during calendar year 1997.

a. The following table provides a breakdown by country of foreign source income and foreign taxes paid to Class I shareholders in December 1996:

                             Foreign TaxesForeign Source
                               Withheld      Income
        Country                Per Share    Per Share
        Australia ..........   $0.001900    $0.006400
        Canada .............    0.001600     0.004000
        Peru ...............    0.000000     0.000400
        South Africa .......    0.000300     0.008100
        United Kingdom .....    0.001500     0.001200
        Total ..............   $0.005300    $0.020100

b. The following table provides a breakdown by country of foreign source income and foreign taxes paid to Class II shareholders in December 1996:

                             Foreign TaxesForeign Source
                               Withheld      Income
        Country                Per Share    Per Share
        Australia ..........   $0.001900    $0.004900
        Canada .............    0.001600     0.003100
        Peru ...............    0.000000     0.000200
        South Africa .......    0.000300     0.006100
        United Kingdom .....    0.001500     0.000900
        Total ..............   $0.005300    $0.015200

c. The following table provides a breakdown by country of foreign source income and foreign taxes paid to Class I shareholders in June 1997:

                             Foreign TaxesForeign Source
                               Withheld      Income
        Country                Per Share    Per Share
        Australia ..........   $0.001700    $0.005600
        Canada .............    0.002500     0.009100
        Peru ...............    0.000000     0.000600
        South Africa .......    0.000200     0.022000
        United Kingdom .....    0.000500     0.002600
        Total ..............   $0.004900    $0.039900

d. The following table provides a breakdown by country of foreign source income and foreign taxes paid to Class II shareholders in June 1997:

                             Foreign TaxesForeign Source
                               Withheld      Income
        Country                Per Share    Per Share
        Australia ..........   $0.001700    $0.000700
        Canada .............    0.002500     0.001200
        Peru ...............    0.000000     0.000100
        South Africa .......    0.000200     0.003000
        United Kingdom .....    0.000500     0.000300
        Total ..............   $0.004900    $0.005300

e. The following table provides a breakdown by country of foreign source income and foreign taxes paid to Advisor Class shareholders in June 1997:

                             Foreign TaxesForeign Source
                               Withheld      Income
        Country                Per Share    Per Share
        Australia ..........   $0.001700    $0.007300
        Canada .............    0.002500     0.011800
        Peru ...............    0.000000     0.000800
        South Africa .......    0.000200     0.028300
        United Kingdom .....    0.000500     0.003400
        Total ..............   $0.004900    $0.051600

The Fund hereby designates the total foreign taxes paid and foreign source income received, on a per share basis as detailed above, as payments qualifying under Sec. 853 of the Code. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.



Franklin Gold Fund Annual Report July 31, 1997.

APPENDIX
DESCRIPTION OF GRAPHIC MATERIAL OMITTED FROM EDGAR FILING (PURSUANT TO ITEM 304 (a) OF REGULATION S-T)

GRAPHIC MATERIAL (1)

This chart shows in pie format the geographic distribution of the fund's securities on July 31, 1997, based on total net assets.

Geographic Distribution on July 31, 1997

Canada                        30.5%
South Africa                  23.4%
United States                 23.0%
Australia                     10.1%
Other                          5.2%
Cash & Short-Term Securities   7.8%

GRAPHIC MATERIAL (2)

The following line graph hypothetically compares the performance of the Franklin Gold Fund Class I shares to that of the S&P 500 Stock Index, based on a $10,000 investment from 8/1/87 to 7/31/97.

Period Ending          Fund           S&P 500
     Date        Franklin Gold      S&P 500
                  Fund Class-I
   8/1/1987          $9,552         $10,000
   8/31/1987         $9,564         $10,373
   9/30/1987         $9,742         $10,146
  10/31/1987         $6,963          $7,960
  11/30/1987         $7,899          $7,304
  12/31/1987         $7,531          $7,860
   1/31/1988         $6,390          $8,191
   2/29/1988         $6,485          $8,573
   3/31/1988         $7,147          $8,308
   4/30/1988         $7,015          $8,400
   5/31/1988         $7,159          $8,473
   6/30/1988         $7,033          $8,861
   7/31/1988         $7,063          $8,828
   8/31/1988         $6,704          $8,528
   9/30/1988         $6,469          $8,891
  10/31/1988         $6,731          $9,138
  11/30/1988         $6,975          $9,007
  12/31/1988         $6,736          $9,165
   1/31/1989         $7,007          $9,836
   2/28/1989         $7,296          $9,591
   3/31/1989         $7,333          $9,814
   4/30/1989         $7,283         $10,324
   5/31/1989         $6,905         $10,742
   6/30/1989         $7,420         $10,681
   7/31/1989         $7,550         $11,645
   8/31/1989         $7,748         $11,873
   9/30/1989         $8,032         $11,825
  10/31/1989         $8,120         $11,550
  11/30/1989         $9,232         $11,786
  12/31/1989         $9,557         $12,069
   1/31/1990        $10,092         $11,259
   2/28/1990         $9,194         $11,404
   3/31/1990         $8,916         $11,707
   4/30/1990         $8,174         $11,415
   5/31/1990         $8,775         $12,528
   6/30/1990         $8,258         $12,444
   7/31/1990         $8,836         $12,404
   8/31/1990         $8,579         $11,283
   9/30/1990         $8,322         $10,733
  10/31/1990         $7,518         $10,687
  11/30/1990         $7,299         $11,378
  12/31/1990         $7,694         $11,695
   1/31/1991         $6,995         $12,205
   2/28/1991         $7,740         $13,078
   3/31/1991         $7,594         $13,394
   4/30/1991         $7,641         $13,426
   5/31/1991         $7,927         $14,005
   6/30/1991         $8,298         $13,364
   7/31/1991         $8,492         $13,986
   8/31/1991         $7,670         $14,318
   9/30/1991         $7,884         $14,079
  10/31/1991         $8,412         $14,267
  11/30/1991         $8,612         $13,692
  12/31/1991         $8,148         $15,259
   1/31/1992         $8,182         $14,975
   2/29/1992         $7,889         $15,168
   3/31/1992         $7,671         $14,872
   4/30/1992         $7,515         $15,310
   5/31/1992         $7,977         $15,385
   6/30/1992         $8,001         $15,155
   7/31/1992         $7,918         $15,775
   8/31/1992         $7,547         $15,452
   9/30/1992         $7,299         $15,633
  10/31/1992         $6,707         $15,686
  11/30/1992         $6,273         $16,219
  12/31/1992         $6,490         $16,419
   1/31/1993         $6,518         $16,556
   2/28/1993         $7,041         $16,782
   3/31/1993         $7,848         $17,136
   4/30/1993         $8,782         $16,721
   5/31/1993         $9,875         $17,168
   6/30/1993         $9,990         $17,217
   7/31/1993        $10,980         $17,148
   8/31/1993         $9,863         $17,798
   9/30/1993         $8,992         $17,661
  10/31/1993        $10,053         $18,027
  11/30/1993         $9,870         $17,856
  12/31/1993        $11,275         $18,072
   1/31/1994        $11,077         $18,686
   2/28/1994        $10,567         $18,180
   3/31/1994        $10,680         $17,387
   4/30/1994        $10,206         $17,610
   5/31/1994        $10,425         $17,898
   6/30/1994        $10,330         $17,460
   7/31/1994        $10,594         $18,033
   8/31/1994        $11,135         $18,772
   9/30/1994        $12,039         $18,314
  10/31/1994        $11,462         $18,726
  11/30/1994        $10,302         $18,044
  12/31/1994        $10,742         $18,311
   1/31/1995         $9,139         $18,786
   2/28/1995         $9,654         $19,518
   3/31/1995        $10,606         $20,094
   4/30/1995        $10,692         $20,685
   5/31/1995        $10,556         $21,512
   6/30/1995        $10,629         $22,011
   7/31/1995        $10,926         $22,742
   8/31/1995        $10,940         $22,799
   9/30/1995        $10,991         $23,761
  10/31/1995         $9,766         $23,676
  11/30/1995        $10,484         $24,715
  12/31/1995        $10,604         $25,192
   1/31/1996        $12,295         $26,048
   2/29/1996        $12,325         $26,291
   3/31/1996        $12,363         $26,543
   4/30/1996        $12,514         $26,933
   5/31/1996        $12,989         $27,628
   6/30/1996        $11,356         $27,733
   7/31/1996        $11,106         $26,507
   8/31/1996        $11,545         $27,067
   9/30/1996        $10,856         $28,590
  10/31/1996        $10,886         $29,380
  11/30/1996        $10,803         $31,601
  12/31/1996        $10,715         $30,975
   1/31/1997        $10,239         $32,911
   2/28/1997        $11,473         $33,168
   3/31/1997        $10,215         $31,804
   4/30/1997         $9,569         $33,703
   5/31/1997        $10,061         $35,756
   6/30/1997         $9,441         $37,358
   7/31/1997         $9,278         $40,331

GRAPHIC MATERIAL (3)

The following line graph hypothetically compares the performance of the Franklin Gold Fund Class II shares to that of the S&P 500 Stock Index, based on a $10,000 investment from 5/1/95 to 7/31/97.

Period Ending    Fund     S&P 500
     Date        Gold Class II      S&P 500
   5/1/1995          $9,901         $10,000
   5/31/1995         $9,717         $10,400
   6/30/1995         $9,777         $10,641
   7/31/1995        $10,044         $10,995
   8/31/1995        $10,051         $11,022
   9/30/1995        $10,091         $11,487
  10/31/1995         $8,963         $11,446
  11/30/1995         $9,617         $11,948
  12/31/1995         $9,715         $12,179
   1/31/1996        $11,253         $12,593
   2/29/1996        $11,280         $12,710
   3/31/1996        $11,301         $12,832
   4/30/1996        $11,433         $13,021
   5/31/1996        $11,855         $13,357
   6/30/1996        $10,362         $13,407
   7/31/1996        $10,126         $12,815
   8/31/1996        $10,521         $13,085
   9/30/1996         $9,890         $13,822
  10/31/1996         $9,911         $14,203
  11/30/1996         $9,828         $15,277
  12/31/1996         $9,743         $14,975
   1/31/1997         $9,307         $15,911
   2/28/1997        $10,415         $16,035
   3/31/1997         $9,263         $15,376
   4/30/1997         $8,673         $16,294
   5/31/1997         $9,116         $17,286
   6/30/1997         $8,540         $18,060
   7/31/1997         $8,392         $19,498

GRAPHIC MATERIAL (4)

The following line graph hypothetically compares the performance of the Franklin Gold Fund Advisor Class shares to that of the S&P 500 Stock Index, based on a $10,000 investment from 1/2/97 to 7/31/97.

Period Ending     Fund          S&P 500
     Date       Gold(Adv.Class)     S&P 500
    1/ 2/97         $10,000         $10,000
    1/31/97          $9,680         $10,625
    2/28/97         $10,846         $10,708
    3/31/97          $9,657         $10,268
    4/30/97          $9,047         $10,881
    5/30/97          $9,520         $11,543
    6/30/97          $8,922         $12,061
    7/31/97          $8,776         $13,021